UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President
Listed Funds Trust
c/o U.S. Bank Global Fund Services
811 E. Wisconsin Ave, 8th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-4711
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  November 30, 2019

Item 1. Reports to Stockholders.

Wahed FTSE USA Shariah ETF

(HLAL)

SEMI-ANNUAL REPORT

November 30, 2019

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Wahed FTSE USA Shariah ETF

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.3%
Administrative and Support Services – 1.6%
Booking Holdings, Inc. (a)	104	$198,019
FleetCor Technologies, Inc. (a)	210	64,453
Gartner, Inc. (a)	214	34,338
Robert Half International, Inc.	294	17,111
Rollins, Inc.	375	13,444
TripAdvisor, Inc.	277	7,867
		335,232
Air Transportation – 0.3%
Alaska Air Group, Inc.	76	5,244
Delta Air Lines, Inc.	409	23,440
Southwest Airlines Co.	325	18,733
United Airlines Holdings, Inc. (a)	161	14,941
		62,358
Ambulatory Health Care Services – 0.2%
Quest Diagnostics, Inc.	334	35,588

Apparel Manufacturing – 0.8%
Kontoor Brands, Inc.	120	4,302
Lululemon Athletica, Inc. (a)(b)	280	63,193
PVH Corp.	184	17,841
Under Armour, Inc. - Class A (a)	512	9,672
Under Armour, Inc. - Class C (a)	454	7,854
VF Corp.	770	68,176
		171,038
Beverage and Tobacco Product Manufacturing – 0.4%
Coca-Cola European Partners PLC (b)	433	21,849
Keurig Dr. Pepper, Inc.	496	15,346
Monster Beverage Corp. (a)	974	58,265
		95,460
Chemical Manufacturing – 17.9%
Abbott Laboratories	4,308	368,118
Air Products & Chemicals, Inc.	549	129,745
Albemarle Corp.	257	16,803
Alexion Pharmaceuticals, Inc. (a)	535	60,958
Allergan PLC	812	150,171
Biogen, Inc. (a)	460	137,913
BioMarin Pharmaceutical, Inc. (a)	429	34,624
CF Industries Holdings, Inc.	548	25,323
Church & Dwight Co., Inc.	616	43,268
Dow, Inc.	1,873	99,962
FMC Corp.	326	31,935
International Flavors & Fragrances, Inc.	261	36,861
Jazz Pharmaceuticals PLC (a)(b)	130	19,646
Johnson & Johnson	6,640	912,934
Linde PLC (b)	1,355	279,415
LyondellBasell Industries NV - Class A	659	60,984
Merck & Co., Inc.	6,423	559,957
Perrigo Co. PLC (b)	310	15,881
Pfizer, Inc.	13,891	535,081
PPG Industries, Inc.	580	74,727
Regeneron Pharmaceuticals, Inc. (a)	203	74,907
The Estee Lauder Cos., Inc. - Class A	527	103,013
The Mosaic Co.	918	17,488
Westlake Chemical Corp.	87	5,975
		3,795,689
Clothing and Clothing Accessories Stores – 1.7%
Foot Locker, Inc.	279	11,174
Nordstrom, Inc.	239	9,123
Ross Stores, Inc.	900	104,535
The Gap, Inc.	545	9,052
The TJX Cos., Inc.	3,019	184,552
Tiffany & Co.	303	40,541
		358,977
Computer and Electronic Product Manufacturing – 28.0% (c)
Advanced Micro Devices, Inc. (a)	2,496	97,718
Agilent Technologies, Inc.	773	62,435
Analog Devices, Inc.	921	104,027
Apple, Inc.	11,271	3,012,175
Danaher Corp.	1,582	230,940
Flex Ltd. (a)	1,197	14,208
Fortive Corp.	738	53,262
HP, Inc.	3,791	76,123
Intel Corp.	11,059	641,975
Jabil, Inc.	395	15,342
Johnson Controls International PLC	1,974	84,546
Marvell Technology Group Ltd.	1,611	42,482
Medtronic PLC (b)	3,348	372,934
Micron Technology, Inc. (a)	2,762	131,223
NXP Semiconductors NV (b)	819	94,660
Qorvo, Inc. (a)	295	30,742
ResMed, Inc.	353	52,809
Roper Technologies, Inc.	249	89,732
Texas Instruments, Inc.	2,344	281,772
Thermo Fisher Scientific, Inc.	995	312,380
Trimble, Inc. (a)	596	24,156
Varian Medical Systems, Inc. (a)	229	30,624
Waters Corp. (a)	164	36,420

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2019 (Unaudited) (Continued)

	Number of Shares	Value
Computer and Electronic Product Manufacturing (continued)
Western Digital Corp.	714	$35,936
		5,928,621
Construction of Buildings – 0.7%
D.R. Horton, Inc.	852	47,158
Lennar Corp. - Class A	687	40,980
NVR, Inc. (a)	6	22,751
PulteGroup, Inc.	626	24,821
Toll Brothers, Inc.	320	12,854
		148,564
Couriers and Messengers – 0.4%
FedEx Corp.	600	96,030

Data Processing, Hosting and Related Services – 0.2%
Hewlett Packard Enterprise Co.	3,280	51,922

Electrical Equipment, Appliance and Component Manufacturing – 1.7%
Acuity Brands, Inc.	88	11,509
Corning, Inc.	1,900	55,176
Eaton Corp. PLC	1,040	96,200
Emerson Electric Co.	1,518	112,119
Rockwell Automation, Inc.	290	56,794
Whirlpool Corp.	150	21,465
		353,263
Fabricated Metal Product Manufacturing – 0.3%
Stanley Black & Decker, Inc.	371	58,522

Food Manufacturing – 1.2%
Archer-Daniels-Midland Co.	1,364	58,557
Bunge Ltd.	338	18,042
Mondelez International, Inc. - Class A	3,563	187,200
		263,799
Funds, Trusts and Other Financial Vehicles – 0.2%
Garmin Ltd. (b)	358	34,973

General Merchandise Stores – 1.3%
Burlington Stores, Inc. (a)	161	36,225
Dollar Tree, Inc. (a)	585	53,504
Kohl’s Corp.	422	19,838
Macy’s, Inc.	780	11,950
Target Corp.	1,251	156,387
		277,904
Health and Personal Care Stores – 1.9%
CVS Health Corp.	3,287	247,412
Ulta Beauty, Inc. (a)	139	32,507
Walgreens Boots Alliance, Inc.	1,913	114,015
		393,934
Leather and Allied Product Manufacturing – 1.5%
NIKE, Inc. - Class B	3,083	288,230
Tapestry, Inc.	750	20,167
		308,397
Machinery Manufacturing – 2.2%
Applied Materials, Inc.	2,329	134,849
Baker Hughes, a GE Co.	1,546	34,661
Cummins, Inc.	374	68,390
Flowserve Corp.	340	16,558
IDEX Corp.	183	29,781
Ingersoll-Rand PLC	591	77,486
National Oilwell Varco, Inc.	941	21,220
Pentair PLC (b)	426	18,893
Snap-on, Inc.	134	21,502
Xylem, Inc.	450	34,879
		458,219
Management of Companies and Enterprises – 0.1%
Xerox Holdings Corp.	471	18,336

Merchant Wholesalers, Durable Goods – 1.6%
Arrow Electronics, Inc. (a)	201	16,008
Copart, Inc. (a)	482	42,898
Fastenal Co.	1,444	51,291
Genuine Parts Co.	343	35,799
Henry Schein, Inc. (a)	367	25,286
KLA Corp.	391	64,069
LKQ Corp. (a)	758	26,742
TE Connectivity Ltd. (b)	836	77,506
		339,599
Merchant Wholesalers, Nondurable Goods – 5.0%
AmerisourceBergen Corp.	373	32,790
Ashland Global Holdings, Inc.	151	10,827
Cardinal Health, Inc.	724	39,842
DuPont de Nemours, Inc.	1,869	121,130
McKesson Corp.	460	66,534
The Procter & Gamble Co.	6,166	752,622
Tractor Supply Co.	300	28,332
		1,052,077

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2019 (Unaudited) (Continued)

	Number of Shares	Value
Mining (except Oil and Gas) – 1.0%
Freeport-McMoRan, Inc.	3,598	$40,945
Martin Marietta Materials, Inc.	153	41,065
Newmont Goldcorp Corp.	2,049	78,682
Vulcan Materials Co.	326	46,250
		206,942
Miscellaneous Manufacturing – 2.7%
Baxter International, Inc.	1,204	98,692
DENTSPLY SIRONA, Inc.	566	32,002
Edwards Lifesciences Corp. (a)	520	127,369
Hasbro, Inc.	295	30,001
STERIS PLC	206	31,135
Stryker Corp.	849	173,926
Teleflex, Inc.	112	39,574
The Cooper Cos., Inc.	118	36,944
		569,643
Motor Vehicle and Parts Dealers – 0.1%
Advance Auto Parts, Inc.	168	26,389

Nonmetallic Mineral Product Manufacturing – 0.1%
Mohawk Industries, Inc. (a)	142	19,791

Nonstore Retailers – 0.2%
WW Grainger, Inc.	106	33,597

Oil and Gas Extraction – 2.2%
Cabot Oil & Gas Corp.	1,000	15,940
Cimarex Energy Co.	230	10,573
Concho Resources, Inc.	483	35,046
Devon Energy Corp.	1,040	22,766
Diamondback Energy, Inc.	403	31,168
EOG Resources, Inc.	1,446	102,521
Noble Energy, Inc.	1,197	24,850
Occidental Petroleum Corp.	2,229	85,972
Phillips 66	1,112	127,569
		456,405
Other Information Services – 0.1%
Yandex NV - Class A (a)(b)	723	30,344

Paper Manufacturing – 0.3%
International Paper Co.	980	45,413
Packaging Corp. of America	230	25,737
		71,150

Petroleum and Coal Products Manufacturing – 7.2%
Chevron Corp.	4,754	556,836
Exxon Mobil Corp.	10,567	719,930
HollyFrontier Corp.	387	19,950
Marathon Oil Corp.	1,955	22,776
Marathon Petroleum Corp.	1,640	99,449
Valero Energy Corp.	1,031	98,450
		1,517,391
Primary Metal Manufacturing – 0.3%
Nucor Corp.	749	42,214
Steel Dynamics, Inc.	545	18,383
		60,597
Professional, Scientific and Technical Services – 3.1%
Amdocs Ltd.	323	22,384
Cerner Corp.	776	55,554
Cognizant Technology Solutions Corp. - Class A	1,387	88,921
GoDaddy, Inc. - Class A (a)	433	28,742
International Business Machines Corp.	2,210	297,135
Omnicom Group, Inc.	532	42,283
Paychex, Inc.	785	67,604
The Interpublic Group of Cos., Inc.	983	22,019
VMware, Inc. - Class A	182	28,323
		652,965
Publishing Industries (except Internet) – 6.2%
Activision Blizzard, Inc.	1,901	104,232
Adobe, Inc. (a)	1,219	377,317
Akamai Technologies, Inc. (a)	397	34,586
ANSYS, Inc. (a)	204	51,957
Autodesk, Inc. (a)	554	100,218
Cadence Design Systems, Inc. (a)	704	49,456
Citrix Systems, Inc.	306	34,520
News Corp. - Class A	1,024	13,189
News Corp. - Class B	334	4,399
NortonLifeLock, Inc.	1,418	35,308
Paycom Software, Inc. (a)	117	32,387
PTC, Inc. (a)	245	18,767
Salesforce.com, Inc. (a)	2,048	333,599
Synopsys, Inc. (a)	370	52,185
Workday, Inc. - Class A (a)	391	70,036
		1,312,156

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2019 (Unaudited) (Continued)

	Number of Shares	Value
Rail Transportation – 0.8%
Kansas City Southern	244	$37,191
Norfolk Southern Corp.	662	128,097
		165,288
Support Activities for Agriculture and Forestry – 0.2%
Corteva, Inc.	1,872	48,709

Support Activities for Mining – 1.9%
ConocoPhillips	2,768	165,914
Halliburton Co.	2,144	45,003
Helmerich & Payne, Inc.	242	9,566
Hess Corp.	665	41,290
MDU Resources Group, Inc.	463	13,446
Schlumberger Ltd.	3,467	125,505
		400,724

Support Activities for Transportation – 0.3%
CH Robinson Worldwide, Inc.	335	25,745
Expeditors International of Washington, Inc.	428	31,997
		57,742

Telecommunications – 0.1%
Twilio, Inc. - Class A (a)	299	30,881

Transit and Ground Passenger Transportation – 0.1%
Uber Technologies, Inc. (a)	453	13,409

Transportation Equipment Manufacturing – 1.3%
Aptiv PLC (b)	629	59,051
Autoliv, Inc. (b)	225	18,387
BorgWarner, Inc.	505	21,235
Gentex Corp.	662	18,801
Lear Corp.	142	17,084
Tesla, Inc. (a)	342	112,839
Westinghouse Air Brake Technologies Corp.	448	35,199
		282,596
Truck Transportation – 0.2%
JB Hunt Transport Services, Inc.	213	24,627
Old Dominion Freight Line, Inc.	153	29,313
		53,940

Utilities – 1.7%
Ameren Corp.	610	45,341
Atmos Energy Corp.	294	31,446
Avangrid, Inc.	148	7,184
Edison International	856	59,150
Exelon Corp.	2,435	108,114
PG&E Corp. (a)	1,303	9,721
Pinnacle West Capital Corp.	270	23,595
Public Service Enterprise Group, Inc.	1,239	73,485
		358,036
TOTAL COMMON STOCKS
(Cost $19,950,760)		21,007,197

TOTAL INVESTMENTS – 99.3%
(Cost $19,950,760)		21,007,197
Other assets and liabilities, net – 0.7%		149,093
NET ASSETS – 100.0%		$21,156,290

Percentages are stated as a percent of net assets

PLC Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Sector Diversification as of 11/30/19

Manufacturing	69.9%
Mining, Quarrying & Oil & Gas Extraction	5.2
Retail Trade	5.0
Information	4.9
Professional, Scientific & Technical Services	3.6
Wholesale Trade	3.2
Transportation & Warehousing	2.1
Utilities	1.8
Administrative & Support & Waste Management & Remediation Services	1.6
Finance & Insurance	0.9
Construction	0.7
Agriculture, Forestry & Fishing & Hunting	0.2
Health Care & Social Assistance	0.2
Total Investments	99.3%
Other Assets & Liabilities, net	0.7%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Statement of Assets and Liabilities

November 30, 2019 (Unaudited)

Assets
Investments, at value (cost $19,950,760)	$21,007,197
Cash	104,592
Dividend and interest receivable	52,776
Total Assets	21,164,565

Liabilities
Payable to Adviser	8,117
Dividend withholding tax payable	158
Total liabilities	8,275
Net Assets	$21,156,290

Net Assets Consists of:
Paid-in capital	$20,016,085
Total distributable earnings	1,140,205
Net Assets	$21,156,290

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	800,000
Net Asset Value, redemption price and offering price per share	$26.45

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Statement of Operations

For the Period Ended November 30, 2019(1) (Unaudited)

Investment Income
Dividend income (net of withholding tax of $195)	$148,291

Expenses
Investment advisory fees	30,679
Net investment income	117,612

Realized and Unrealized Gain on Investments
Net realized gain from investments	18,156
Net change in unrealized appreciation/depreciation on investments	1,056,437
Net realized and unrealized gain on investments	1,074,593
Net increase in net assets from operations	$1,192,205

(1)	Fund commenced operations on July 15, 2019. The information presented is for the period from July 15, 2019 to November 30, 2019.

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Statement of Changes in Net Assets

Period Ended November 30, 2019(1) (Unaudited)
From Operations
Net investment income	$117,612
Net realized gain on investments	18,156
Net change in unrealized appreciation/depreciation on investments	1,056,437
Net increase in net assets resulting from operations	1,192,205

From Distributions
Distributable earnings	(52,000)
Total distributions	(52,000)

From Capital Share Transactions
Proceeds from shares sold	20,016,085
Net increase in net assets resulting from capital share transactions	20,016,085

Total Increase in Net Assets	21,156,290

Net Assets
Beginning of period	—
End of period	$21,156,290

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	800,000
Shares outstanding, end of period	800,000

(1)	The Fund commenced operations on July 15, 2019. The information presented is for the period from July 15, 2019 to November 30, 2019.

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Financial Highlights

For a Share Outstanding Throughout the Period

Period Ended November 30, 2019(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income from investment operations:
Net investment income(2)	0.18
Net realized and unrealized gain on investments	1.35
Total from investment operations	1.53

Less distributions paid:
From net investment income	(0.08)
Total distributions paid	(0.08)

Net Asset Value, End of Period	$26.45

Total return, at NAV(3)(4)	6.12%
Total return, at Market(3)(4)	6.38%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$21,156

Ratio of expenses to average net assets(5)	0.50%

Ratio of net investment income to average net assets(5)	1.92%

Portfolio turnover rate(4)(6)	7.07%

(1)	The Fund commenced investment operations on July 15, 2019.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Notes to Financial Statements

November 30, 2019 (Unaudited)

1.	ORGANIZATION

Wahed FTSE USA Shariah ETF (the “Fund”) is a non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, amended on December 21, 2018, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s objective is to track the total return performance, before fees and expenses, of the FTSE USA Shariah Index (the “Index”). The Index is composed of common stocks of large and mid-capitalization U.S. companies the characteristics of which meet the requirements of the Shariah and are consistent with Islamic principles as interpreted by subject-matter experts.

Cost incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Wahed Invest LLC (“Wahed” or “Adviser”), the Fund’s investment Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Shares Transactions

The Fund issues and redeems shares on a continuous basis at net asset value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 25,000 shares. The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Fair Value Measurement

In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Wahed FTSE USA Shariah ETF

Notes to Financial Statements

November 30, 2019 (Unaudited) (Continued)

Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

FASB Accounting Standards Codification, Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at November 30, 2019 are as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$21,007,197	$—	$—	$21,007,197
Total Investments in Securities	$21,007,197	$—	$—	$21,007,197

* See the Schedule of Investments for industry classifications.

Wahed FTSE USA Shariah ETF

Notes to Financial Statements

November 30, 2019 (Unaudited) (Continued)

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identified cost-method.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value. The Fund distributes substantially all net investment income to shareholders in the form of dividends.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from its net investment income, if any, at least annually, and distributes its net capital gains, if any, to shareholders at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Fund commenced operations on July 15, 2019.

Indemnification

In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).

Wahed FTSE USA Shariah ETF

Notes to Financial Statements

November 30, 2019 (Unaudited) (Continued)

Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Wahed, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.50%, of the Fund’s average daily net assets. Wahed has agreed to pay all expenses of the Fund except the fee paid to Wahed under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Distribution Agreement and 12b-1 Plan

Quasar Distributors, LLC (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Fund are listed and traded on the NASDAQ Stock Market LLC, (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

Creation Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Fund for each creation order is $500.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction imposed by cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Wahed FTSE USA Shariah ETF

Notes to Financial Statements

November 30, 2019 (Unaudited) (Continued)

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended November 30, 2019 were as follows:

Purchases	Sales	Creations In-Kind	Redemptions In-Kind
$1,780,888	$1,207,428	$19,359,215	$—

6.	PRINCIPAL RISKS

As with all exchange traded funds (‘’ETFs’’), shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A description of the principal risks is included in the prospectus under the heading “Principal Investments Risks.”

7.	SUBSEQUENT EVENTS

On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside. The transaction is expected to close by the end of March 2020. Quasar will remain the Fund’s distributor at the close of the transaction.

On December 29, 2019, the Fund declared a distribution to shareholders of record on December 31, 2019, as follows:

Ordinary Income Rate	Short-term Capital Gains Rate
$0.09619765	$0.02304

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Wahed FTSE USA Shariah ETF

Board Consideration and Approval of Advisory Agreement

November 30, 2019 (Unaudited)

At an in-person meeting held on March 19, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Advisory Agreement”) between Wahed Invest, LLC (the “Adviser”) and the Trust, on behalf of the Wahed FTSE USA Shariah ETF (the “Fund”).

Pursuant to Section 15 of the 1940 Act, the Advisory Agreement must be approved by: (i) the vote of the Trustees or a vote of the shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with those responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and, during the Meeting, representatives from the Adviser presented additional oral and written information to help the Board evaluate the Advisory Agreement. Among other things, representatives from the Adviser provided overviews of their advisory businesses, including information on investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided by the Adviser, as well as the rationale for launching the Fund, the Fund’s proposed fees, and the operational aspects of the Fund. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the written materials that it received before the Meeting and the oral presentations, and deliberated on the approval of the Advisory Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangements and the Trustees’ responsibilities relating thereto. The consideration of the Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser to the Fund; (ii) Fund expenses and performance (iii) the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Trust; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the overall advisory fee for the Fund would enable investors to share in the benefits of economies of scale; (v) any benefits to be derived by the Adviser from the relationship with the Trust, including any fall-out benefits enjoyed by the Adviser; and (vi) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Fund, including the oversight of the activities and operations of other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser including those individuals responsible for portfolio management. The Board also considered the Adviser’s operational capabilities and resources and their experience in managing investment portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Fund Expenses and Performance. Because the Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board also noted that the Fund is designed to track the performance of an index. The Board was presented with information about the Fund’s investment strategies and expected break-even expense analyses.

Wahed FTSE USA Shariah ETF

Board Consideration and Approval of Advisory Agreement

November 30, 2019 (Unaudited) (Continued)

The Board also reviewed information regarding the Fund’s proposed advisory fees, including advisory fees and total expense ratios of those funds that might be considered peers of the Fund. With regard to the latter point, the Board considered the lack of other exchange-traded funds that pursue investment strategies similar to those of the Fund. Based on this review, the Board concluded that the investment advisory fees and expense ratios appeared to be competitive and otherwise satisfactory for the purposes of approving the Advisory Agreement.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board also reviewed information regarding the estimated break-even point for the Fund taking into consideration potential direct and ancillary revenue received by the Adviser in connection with the services to be provided to the Fund. The Board took into consideration that the advisory fee for the Fund is a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, and paying the Fund’s other expenses out of its own fee and resources.

Economies of Scale. The Board discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board noted that since the Fund had not yet launched, it was difficult to estimate whether economies of scale might be realized in the future. The Board also noted, however, that any economies would, to some degree, be shared with Fund shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

Other Benefits to the Adviser. In addition to evaluating the services provided by the Adviser, the Board also considered the extent to which the Adviser may realize other benefits from its relationship to the Fund. While the Board acknowledged that the Adviser may experience reputational success if the Fund performs well in the future, it did not identify any other potential benefits at this early stage and agreed to reassess potential benefits at a future meeting. Based on its review, the Board concluded that any ancillary benefits would not be disadvantageous to the Fund’s shareholders.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees separately, unanimously: (i) concluded that the terms of the Advisory Agreement are fair and reasonable; (ii) concluded that the proposed advisory fees were fair and reasonable in light of the services to be provided; and (iii) determined that the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its future shareholders.

Wahed FTSE USA Shariah ETF

Shareholder Expense Example

(Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (July 15, 2019 to November 30, 2019), except as noted in footnotes below.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Hypothetical Account Value 6/1/19	Beginning Account Value 7/15/19^	Ending Account Value 11/30/19	Annualized Expense Ratios	Expenses Paid During the Period
Wahed FTSE USA Shariah ETF
Actual	N/A	$1,000.00	$1,061.20	0.50%	$1.96	(1)
Hypothetical (5% return before expenses)	$1,000.00	N/A	$1,022.50	0.50%	$2.53	(2)

(^)	Fund commenced operations on July 15, 2019.

(1)	Actual expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent inception period, 139 days, and divided by the number of days in the most recent twelve-month period, 366 days.

(2)	Hypothetical expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 183 days, and divided by the number of days in the most recent twelve-month period, 366 days.

Wahed FTSE USA Shariah ETF

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus for the Fund may be obtained without charge by writing to the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-855-976-4747, or by visiting the Fund’s website at www.funds.wahedinvest.com

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at 1-855-976-4747. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

The Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll- free 1-855-976-4747 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at www.funds.wahedinvest.com

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Investment Adviser:

Wahed Invest LLC

12 East 49th Street, 11th Floor
New York, New York 10017

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Distributor:

Quasar Distributors, LLC

777 East Wisconsin Ave., 6th Floor
Milwaukee, WI 53202

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services

615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Fund.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Listed Funds Trust

By (Signature and Title)*/s/ Gregory C. Bakken
 Gregory C. Bakken, President/Principal Executive Officer

Date February 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Gregory C. Bakken
 Gregory C. Bakken, President/Principal Executive Officer

Date February 6, 2020

By (Signature and Title)*/s/ Travis G. Babich
 Travis G. Babich, Treasurer/Principal Financial Officer

Date February 6, 2020

* Print the name and title of each signing officer under his or her signature.